Taxes (Deferred Taxes) (Details 7) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Retirement benefits	$ 4,621	$ 4,795
Share-based and other compensation	963	1,328
Domestic tax loss/credit carryforwards	1,066	858
Deferred income	762	957
Foreign tax loss/credit carryforwards	825	686
Bad debt, inventory and warranty reserves	528	529
Depreciation	329	329
Accruals	904	1,176
Other	931	1,306
Gross deferred tax assets	10,929	11,964
Less: valuation allowance	740	646	$ 734
Net deferred tax assets	10,189	11,318
Deferred Tax Liabilities
Depreciation	919	487
Retirement benefits	252	205
Goodwill and intangible assets	1,407	1,263
Leases	916	912
Software development costs	554	421
Deferred transition costs	395	374
Other	1,177	1,111
Gross deferred tax liabilities	$ 5,620	$ 4,773